Submission	Feb. 20, 2025
Submission [Line Items]
Central Index Key	0001178879
Registrant Name	AMICUS THERAPEUTICS, INC.
Registration File Number	333-285059
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES